DERIVATIVES (Details 2) (Nondesignated [Member], Interest Rate Swap [Member], USD $)	Sep. 30, 2014	Sep. 30, 2013
Nondesignated [Member] | Interest Rate Swap [Member]
Fair values of the contracts
Fair value recorded in other assets	$ 331,000	$ 843,000
Fair value recorded in other liabilities	$ 331,000	$ 843,000